Shareholder Fees	May 14, 2021
First Trust TCW ESG Premier Equity ETF | First Trust TCW ESG Premier Equity ETF
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none